Condensed Consolidated Balance Sheets - USD ($)	Jul. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Current Assets
Cash	$ 61,448	$ 323
Accounts receivable	8,623	1,004
Prepaid expense			$ 126
Total Assets	70,071	1,327	126
Current Liabilities
Accounts payable and accrued liabilities	210,298	195,999	124,655
Due to related parties	34,528	62,486	28,284
Convertible debenture, net of unamortized discount of $nil and $6,982, respectively	126,094	73,905	75,883
Notes payable	14,616	4,616	0
Derivative liability	360,746	140,196	357,985
Total Liabilities	746,282	477,202	586,807
STOCKHOLDERS' DEFICIT
Preferred stock Authorized: 10,000,000 preferred shares with a par value of $0.001 per share Issued and outstanding: nil preferred shares
Common stock Authorized: 250,000,000 common shares with a par value of $0.001 per share Issued and outstanding: 33,798,502 and 1,856,671 common shares, respectively	39,772	33,799	1,857
Additional paid-in capital	1,402,709	1,281,817	1,077,315
Accumulated deficit	(2,118,692)	(1,791,491)	(1,665,853)
Total Stockholders' Deficit	(676,211)	(475,875)	(586,681)
Total Liabilities and Stockholders' Deficit	$ 70,071	$ 1,327	$ 126